Income Taxes (Details) - Schedule of reconciliation of income taxes at statutory rates - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Income Taxes At Statutory Rates Abstract
Loss for the year	$ (15,299,251)	$ (23,625,542)	$ (13,591,117)
Expected income tax (recovery)	(3,085,891)	(6,379,000)	(3,670,000)
Change in statutory, foreign tax, foreign exchange rates and other	825,208	560,000	(117,000)
Permanent differences	863,183	1,098,000	134,000
Share issuance cost			(1,248,000)
Impact of convertible debenture	(3,154,750)	(24,000)	17,000
Prior year adjustment	(147,786)	(12,000)	208,000
Expiry of non-capital losses
Change in unrecognized deductible	4,700,036	4,757,000	4,676,000
Total income tax expense (recovery)
Current income tax
Deferred income tax
Total